Discontinued Operations (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 3,312	$ 65,288
Other current assets	675	3,678
Total current assets	3,987	68,966
Non Current Assets
Fixed Assets	12,869	9,105
Intellectual property	195,949	198,354
Other assets	35,000	50,000
Total Non Current assets	243,818	257,459
Total Assets	247,805	326,425
Current Liabilities
Trade Creditors	3,000	3,000
Provisions and accruals	3,912
Intercompany liabilities	64,999
Total Current Liabilities	71,911	3,000
Non Current Liabilities
Shareholder loans	150,000
Total Non Current liabilities	150,000
Total Liabilities	221,911	3,000
Net Assets	$ 25,894	$ 323,425